Label	Element	Value
Weiss Alternative Balanced Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001650149_SupplementTextBlock
WEISS ALTERNATIVE BALANCED RISK FUND

Class A (not available for purchase)

Investor Class WEIZX

Class I (not available for purchase)

Class K WEIKX

A Series of Series Portfolios Trust

Supplement dated July 24, 2017, to the

Summary Prospectus and Prospectus each dated February 28, 2017

On July 20, 2017, the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”) approved an Amendment to the Investment Advisory Agreement between Weiss Multi-Strategy Advisers, LLC (the “Adviser”) and the Trust on behalf of the Weiss Alternative Balanced Risk Fund (the “Fund”) reducing the management fee paid by the Fund to the Adviser for all classes of the Fund from 1.60% to 1.50% of the average daily net assets of such class. Additionally, the Adviser has contractually agreed to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% of the average daily net assets (the “Expense Cap”).

Accordingly, effectively immediately, the “Fees and Expenses of the Fund” table in the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Weiss Alternative Balanced Risk Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 24, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal period are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	In addition, effective immediately, the information in the “Example” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
* * * * *

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus, each as dated February 28, 2017.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund at 866-530-2690.

Please retain this Supplement for future reference

Weiss Alternative Balanced Risk Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	9.97%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	11.36%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.24%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.97%)	[2],[4]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.27%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	962
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	862
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,172
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,842
Weiss Alternative Balanced Risk Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	9.97%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	11.36%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.24%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.97%)	[2],[4]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.27%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,806
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,774
Weiss Alternative Balanced Risk Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	9.90%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	11.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.92%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.90%)	[2],[4]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,679
Weiss Alternative Balanced Risk Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none	[2]
Dividends and Interest on Short Positions	rr_Component2OtherExpensesOverAssets	1.29%	[2]
All other expenses	rr_Component3OtherExpensesOverAssets	9.97%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	11.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.89%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.97%)	[2],[4]
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,669

[1]	A 1.00% contingent deferred sales charge is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
[2]	The expense information has been restated to reflect current fees and expenses
[3]	Acquired Fund Fees and Expenses for the Fund's current fiscal period are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[4]	Weiss Multi-Strategy Advisers LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses for each share class to 1.50% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least July 24, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.